Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 192	$ 233
Additions/(Releases)	(2)	32
Write-offs	(78)	(79)
Foreign currency and Other	2	6
Allowance for Credit Loss, Ending Balance	$ 114	$ 192